Investments - Realized Gains and Losses (Details) (Fixed maturities, USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Fixed maturities
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Realized Gains	$ 0	$ 4,662	$ 0	$ 6,386
Proceeds from sales of fixed maturities			0	174,327
Available-for-sale Securities, Gross Realized Losses	0	(5,413)	0	(5,439)
Available-for-sale Securities, Gross Realized Gain (Loss)	$ 0	$ (751)	$ 0	$ 947